Leases - Summery of Quantitative Information About Right of use Assets (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		₨ 66,860,400
Ending balance	$ 949.4	78,010,600	₨ 66,860,400
Net carrying amount	$ 949.4		66,860,400
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		106,308,300	94,487,900
Additions		19,856,900	14,960,500
Disposals/adjustments		(12,054,300)	(1,847,200)
Currency translation		2,578,200	(1,292,900)
Ending balance		116,689,100	106,308,300
Net carrying amount			106,308,300
Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(39,447,900)	(29,581,100)
Amortisation for the year		(11,074,500)	(11,160,200)
Amortisation—considered as employee cost		(593,900)	(208,000)
Reversal of impairment loss		2,143,900	37,600
Disposals/adjustments		10,921,400	968,300
Currency translation		(627,500)	495,500
Ending balance		(38,678,500)	(39,447,900)
Net carrying amount			(39,447,900)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,836,800
Ending balance		1,330,800	1,836,800
Net carrying amount			1,836,800
Land [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,034,900	3,060,100
Additions		59,900
Disposals/adjustments		(247,400)
Currency translation		37,400	(25,200)
Ending balance		2,884,800	3,034,900
Net carrying amount			3,034,900
Land [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,198,100)	(818,500)
Amortisation for the year		(337,100)	(397,400)
Disposals/adjustments		19,500
Currency translation		(38,300)	17,800
Ending balance		(1,554,000)	(1,198,100)
Net carrying amount			(1,198,100)
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		54,725,900
Ending balance		65,413,800	54,725,900
Net carrying amount			54,725,900
Buildings [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		77,858,800	69,650,700
Additions		14,440,100	10,778,900
Disposals/adjustments		(3,488,400)	(1,571,000)
Currency translation		2,220,900	(999,800)
Ending balance		91,031,400	77,858,800
Net carrying amount			77,858,800
Buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(23,132,900)	(17,257,700)
Amortisation for the year		(7,392,100)	(7,087,200)
Reversal of impairment loss		2,143,900	37,600
Disposals/adjustments		3,160,700	864,000
Currency translation		(397,200)	310,400
Ending balance		(25,617,600)	(23,132,900)
Net carrying amount			(23,132,900)
Plant Machinery and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6,522,000
Ending balance		6,311,900	6,522,000
Net carrying amount			6,522,000
Plant Machinery and Equipment [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		15,605,600	14,045,900
Additions		2,525,400	1,808,800
Disposals/adjustments		(3,672,200)	(121,400)
Currency translation		182,700	(127,700)
Ending balance		14,641,500	15,605,600
Net carrying amount			15,605,600
Plant Machinery and Equipment [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(9,083,600)	(6,701,300)
Amortisation for the year		(2,300,000)	(2,476,700)
Disposals/adjustments		3,207,700	1,600
Currency translation		(153,700)	92,800
Ending balance		(8,329,600)	(9,083,600)
Net carrying amount			(9,083,600)
Furniture, Fixtures and Office Appliances [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,053,300
Ending balance		992,800	1,053,300
Net carrying amount			1,053,300
Furniture, Fixtures and Office Appliances [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,681,900	1,414,800
Additions		20,200	331,800
Disposals/adjustments		(43,100)
Currency translation		87,400	(64,700)
Ending balance		1,746,400	1,681,900
Net carrying amount			1,681,900
Furniture, Fixtures and Office Appliances [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(628,600)	(292,700)
Amortisation for the year		(136,300)	(350,800)
Disposals/adjustments		43,100
Currency translation		(31,800)	14,900
Ending balance		(753,600)	(628,600)
Net carrying amount			(628,600)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,836,300
Ending balance		3,035,700	1,836,300
Net carrying amount			1,836,300
Vehicles [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,133,800	1,753,700
Additions		2,257,100	1,493,900
Disposals/adjustments		(1,259,500)	(84,600)
Currency translation		31,300	(29,200)
Ending balance		4,162,700	3,133,800
Net carrying amount			3,133,800
Vehicles [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,297,500)	(927,400)
Amortisation for the year		(400,800)	(217,800)
Amortisation—considered as employee cost		(593,900)	(208,000)
Disposals/adjustments		1,172,400	32,500
Currency translation		(7,200)	23,200
Ending balance		(1,127,000)	(1,297,500)
Net carrying amount			(1,297,500)
Computer and other IT assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		745,800
Ending balance		865,700	745,800
Net carrying amount			745,800
Computer and other IT assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		4,495,600	4,164,600
Additions		554,200	439,700
Disposals/adjustments		(3,170,700)	(70,200)
Currency translation		15,800	(38,500)
Ending balance		1,894,900	4,495,600
Net carrying amount			4,495,600
Computer and other IT assets [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(3,749,800)	(3,387,700)
Amortisation for the year		(438,300)	(462,100)
Disposals/adjustments		3,154,700	70,200
Currency translation		4,200	29,800
Ending balance		(1,029,200)	(3,749,800)
Net carrying amount			(3,749,800)
Other Assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		140,300
Ending balance		59,900	140,300
Net carrying amount			140,300
Other Assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		497,700	398,100
Additions			107,400
Disposals/adjustments		(173,000)
Currency translation		2,700	(7,800)
Ending balance		327,400	497,700
Net carrying amount			497,700
Other Assets [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(357,400)	(195,800)
Amortisation for the year		(69,900)	(168,200)
Disposals/adjustments		163,300
Currency translation		(3,500)	6,600
Ending balance		₨ (267,500)	(357,400)
Net carrying amount			₨ (357,400)